Segment Information - Schedule of CODM Reviekws the Below Key Metric Included In Net Income or Loss (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Schedule of CODM Reviekws the Below Key Metric Included In Net Income or Loss [Abstract]
Operating expenses	$ 26,071	$ 36,428,181	$ 36,872,218	$ 48,563